Equity - Non-Controlling Interest (Details) - BRL (R$) R$ in Thousands			4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 24, 2021	May 06, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share capital
Total value of shares offering and issued						R$ 1,181,351	R$ 1,250,235
Value recognized in equity			R$ 33,998	R$ 5,488,170
Banco Inter S.A.
Share capital
Value recognized in equity		R$ 1,566,887
Overall equity interest (as a percent)					31.40%	0.00%	0.00%
Non-controlling interests.
Share capital
Total value of shares offering and issued							R$ 268
Value recognized in equity			R$ 33,998	3,921,283
Non-controlling interests. | Banco Inter S.A.
Share capital
Total value of shares offering and issued		5,488,170
Value recognized in equity		3,921,283
Equity attributable to owners of parent [member]
Share capital
Total value of shares offering and issued						R$ 1,181,351	R$ 1,249,967
Value recognized in equity				R$ 1,566,887
Equity attributable to owners of parent [member] | Banco Inter S.A.
Share capital
Value recognized in equity		R$ 5,488,170
Banco Inter S.A. | Equity attributable to owners of parent [member]
Share capital
Overall equity interest (as a percent)	31.44%
Voting rights interest (as a percent)	53.30%			53.30%	53.30%
Common | Non-controlling interests. | Banco Inter S.A.
Share capital
Issuance of shares		143,017,604
Preferred | Non-controlling interests. | Banco Inter S.A.
Share capital
Issuance of shares		142,252,104